UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2009


                       USAA MONEY MARKET FUND



[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA MONEY MARKET FUND
APRIL 30, 2009




















                                                                      (Form N-Q)

48485-0609                                  (C)2009, USAA. All rights reserved.

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

USAA MONEY MARKET FUND
April 30, 2009 (unaudited)

PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS (5.5%)

               DIVERSIFIED BANKS (4.2%)
$  30,000      Bank of Nova Scotia                          0.55%         5/11/2009       $   30,000
   30,000      Bank of Nova Scotia                          0.73          5/19/2009           30,000
   25,000      Bank of Tokyo-Mitsubishi Ltd.                1.07          6/11/2009           25,000
   30,000      BNP Paribas                                  0.53          6/23/2009           30,000
   25,000      Canadian Imperial Bank                       0.70          6/24/2009           25,000
   25,000      Canadian Imperial Bank                       0.78          7/07/2009           25,000
   30,000      Rabobank Nederland                           0.85          7/20/2009           30,001
   30,000      Royal Bank of Canada                         0.75          7/30/2009           30,001
   30,000      Societe Generale                             0.55          5/21/2009           30,000
                                                                                         -----------
                                                                                             255,002
                                                                                         -----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
   30,000      Toronto-Dominion Bank                        1.00          9/04/2009           30,000
   25,000      Toronto-Dominion Bank                        1.20          9/15/2009           25,001
                                                                                         -----------
                                                                                              55,001
                                                                                         -----------
               REGIONAL BANKS (0.4%)
   25,000      Norinchukin Bank                             1.25          5/20/2009           25,000
                                                                                         -----------
               Total Fixed-Rate Instruments (cost: $335,003)                                 335,003
                                                                                         -----------

               COMMERCIAL PAPER (17.4%)

               AGRICULTURAL PRODUCTS (1.9%)
   30,000      Louis Dreyfus Corp. (LOC - Barclays Bank
                     plc)                                   1.10          5/13/2009            2,989
   15,000      Louis Dreyfus Corp. (LOC - Barclays Bank
                     plc)                                   1.45          5/26/2009           14,985
   25,000      Louis Dreyfus Corp. (LOC - Barclays Bank
                     plc)                                   0.95          6/10/2009           24,973
   15,000      Louis Dreyfus Corp. (LOC - Barclays Bank
                     plc)                                   1.05          6/12/2009           14,982
   27,685      Louis Dreyfus Corp. (LOC - Barclays Bank
                     plc)                                   1.25          6/22/2009           27,635
                                                                                         -----------
                                                                                             112,564
                                                                                         -----------
               ASSET-BACKED FINANCING (3.4%)
   25,000      Barton Capital Corp.  (a),(b)                0.32          5/12/2009           24,998
   27,000      Barton Capital Corp.  (a),(b)                0.32          5/14/2009           26,997
   25,000      Fairway Finance Corp.  (a),(b)               0.38          5/12/2009           24,997
   25,000      Park Avenue Receivables Corp.  (a),(b)       0.45          5/19/2009           24,994
   30,000      Park Avenue Receivables Corp.  (a),(b)       0.40          6/04/2009           29,989
   25,000      Sheffield Receivables Corp.  (a),(b)         0.33          5/26/2009           24,994
   25,000      Sheffield Receivables Corp.  (a),(b)         0.33          5/28/2009           24,994
   25,000      Victory Receivables Corp.  (a),(b)           0.35          5/18/2009           24,996
                                                                                         -----------
                                                                                             206,959
                                                                                         -----------
               DIVERSIFIED BANKS (2.2%)
   25,000      Gotham Funding Corp., ABS  (a),(b)           0.35          5/27/2009           24,994
   30,000      Gotham Funding Corp., ABS  (a),(b)           0.52          6/05/2009           29,985

----------------------------------------------------------------------------------------------------

1  |  USAA Money Market Fund

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

$  25,000      Gotham Funding Corp., ABS  (a),(b)           0.45%         6/23/2009         $ 24,983
   25,000      Variable Funding Capital, ABS  (a),(b)       0.55          5/15/2009           24,995
   25,000      Variable Funding Capital, ABS  (a),(b)       0.40          6/01/2009           24,991
                                                                                         -----------
                                                                                             129,948
                                                                                         -----------
               EDUCATION (1.2%)
   10,000      Board of Trustees of Michigan State
                     Univ.                                  0.75          6/02/2009           10,000
   30,000      Board of Trustees of Michigan State
                     Univ.                                  1.00          7/02/2009           30,000
   14,500      Cornell Univ.                                0.55          5/28/2009           14,494
   18,000      Yale Univ.                                   0.35          6/19/2009           17,991
                                                                                         -----------
                                                                                              72,485
                                                                                         -----------
               ELECTRIC/GAS UTILITIES (1.3%)
   59,890      Nebraska Public Power District               0.95          5/08/2009           59,879
   10,008      Nebraska Public Power District               0.90          6/05/2009            9,999
    8,842      South Carolina Public Service Auth.          1.20          5/14/2009            8,838
                                                                                         -----------
                                                                                              78,716
                                                                                         -----------
               GENERAL OBLIGATION (2.7%)
    9,500      California                                   3.75          5/04/2009            9,500
   24,000      California                                   3.50          5/08/2009           24,000
   12,000      California                                   3.00          5/18/2009           12,000
   12,000      California                                   2.95          5/22/2009           12,000
   30,000      California                                   5.00          6/03/2009           30,000
   31,500      California                                   3.25          6/08/2009           31,500
   30,000      California                                   3.25          6/09/2009           30,000
   15,000      California                                   2.85          6/12/2009           15,000
                                                                                         -----------
                                                                                             164,000
                                                                                         -----------
               HOSPITAL (2.7%)
   45,000      Catholic Health Initiatives                  1.00          5/13/2009           45,000
   27,100      Catholic Health Initiatives                  0.70          5/29/2009           27,100
   36,650      Catholic Health Initiatives                  1.00          6/08/2009           36,650
   55,000      Catholic Health Initiatives                  1.00          6/23/2009           55,000
                                                                                         -----------
                                                                                             163,750
                                                                                         -----------
               INTEGRATED OIL & GAS (1.1%)
   19,000      ConocoPhillips Qatar Funding Ltd.  (a),(b)   0.55          5/15/2009           18,996
   25,000      ConocoPhillips Qatar Funding Ltd.  (a),(b)   0.55          7/07/2009           24,974
   23,712      ConocoPhillips Qatar Funding Ltd.  (a),(b)   0.55          7/10/2009           23,687
                                                                                         -----------
                                                                                              67,657
                                                                                         -----------
               PACKAGED FOODS & MEAT (0.3%)
   21,000      Nestle Capital Corp.  (a),(b)                0.21          5/12/2009           20,999
                                                                                         -----------
               REAL ESTATE OPERATING COMPANIES (0.4%)
   23,100      Medical Building Funding IV, LLC (LOC -
                     KBC Bank, N.V.)                        2.25          5/07/2009           23,091
                                                                                         -----------
               SOFT DRINKS (0.2%)
   10,854      Coca-Cola Co.  (a),(b)                       0.28          7/22/2009           10,847
                                                                                         -----------
               Total Commercial Paper (cost: $1,051,016)                                   1,051,016
                                                                                         -----------

               PUT BONDS (1.2%)

               GENERAL MERCHANDISE STORES (0.2%)
   11,850      Marion EDA (LOC - Key Bank, N.A.)            1.80          2/01/2035           11,850
                                                                                         -----------

----------------------------------------------------------------------------------------------------

                                                                       Portfolio of Investments  | 2

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

               OIL & GAS REFINING & MARKETING (1.0%)
$  60,000      IDB of the Parish of Calcasieu, Inc. (LOC
                     - BNP Paribas)                         0.90%         7/01/2026        $  60,000
                                                                                         -----------
               Total Put Bonds (cost: $71,850)                                                71,850
                                                                                         -----------

               VARIABLE-RATE DEMAND NOTES (74.1%)

               AGRICULTURAL PRODUCTS (0.8%)
   45,000      Louisiana Agricultural Financing Auth.
                     (LOC - Regions Bank)                   3.25          9/15/2015           45,000
                                                                                         -----------
               AIRPORT SERVICES (0.9%)
    4,500      Broward County (LOC - Citibank, N.A.)        1.15          4/01/2035            4,500
   24,135      Holland-Sheltair Aviation Funding, LLC
                     (LOC - SunTrust Bank)                  2.55          5/01/2035           24,135
   14,135      Holland-Sheltair Aviation Funding, LLC
                     (LOC - SunTrust Bank)                  2.55          5/01/2048           14,135
    8,655      Metropolitan Nashville Airport Auth. (LOC
                      - Regions Bank)                       6.30          4/01/2030            8,655
                                                                                         -----------
                                                                                              51,425
                                                                                         -----------
               AIRPORT/PORT (1.3%)
    4,840      Cleveland (LOC - U.S. Bank, N.A.)            0.67          1/01/2020            4,840
   26,000      Cleveland (LOC - UBS A.G.)                   0.67          1/01/2033           26,000
    6,360      Gadsden Airport Auth. (LOC - Wachovia
                     Bank, N.A.)                            1.10          8/01/2024            6,360
   35,000      Metropolitan Airport Auth. (LOC - Regions
                     Bank)                                  0.60         10/01/2033           35,000
    5,480      Tulsa Airport Improvement Trust (LOC -
                     JPMorgan Chase Bank, N.A.)             2.00          6/01/2023            5,480
                                                                                         -----------
                                                                                              77,680
                                                                                         -----------
               ALUMINUM (0.1%)
    3,500      Tennessee Aluminum Processors, Inc. (LOC
                     - SunTrust Bank)                       3.50          5/01/2014           3,500
                                                                                         -----------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    7,400        Wellstone Mills, LLC (LOC - PNC Bank,
                     N.A.)                                  1.30         12/15/2024            7,400
                                                                                         -----------
               APPROPRIATED DEBT (6.7%)
   60,040      Allegheny County (INS)(LIQ)                  1.90         11/01/2039           60,040
   23,800      Arlington County IDA (LOC - Bank of
                     America, N.A.)                         1.43          8/01/2031           23,800
   10,980      Auburn IDB (LOC - Allied Irish Banks plc)    1.45          5/01/2024           10,980
    5,640        Auburn IDB (LOC - Allied Irish Banks plc)  1.45          7/01/2026            5,640
   27,660      Cleveland Economic & Community Dev. (LOC
                     - RBS Citizens, N.A.)                  4.25         12/01/2033           27,660
   51,000      County & City of Denver (LIQ)(INS)           2.65         12/15/2037           51,000
   50,000      County & City of Denver (LIQ)(INS)           3.00         12/15/2037           50,000
    9,595      Downtown Renaissance, Inc. (LOC - RBC
                     Bank (USA))                            1.25          2/01/2025            9,595
   42,500      Emmaus General Auth. (INS)(LIQ)              1.47         12/01/2028           42,500
    7,900      Miami-Dade County School Board (INS)(LIQ)
                     (a)                                    1.33         11/01/2031            7,900
   60,000      New Jersey EDA (LOC - Dexia Credit Local)    1.25          3/01/2024           60,000
    1,975      Ogden City Redevelopment Agency (LOC -
                     Bank of New York Mellon)               1.05          1/01/2026            1,975
    5,010      Opelika IDB (LOC - Regions Bank)             3.00          6/01/2023            5,010

----------------------------------------------------------------------------------------------------

3  |  USAA Money Market Fund

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

$  46,590      San Jose Financing Auth. (LOC - Bank of
                     Nova Scotia)(NBGA)                     0.70%         6/01/2025        $  46,590
                                                                                         -----------
                                                                                             402,690
                                                                                         -----------
               ASSET-BACKED FINANCING (6.4%)
    4,600      Capital Markets Access Co., LC (LOC -
                     SunTrust Bank)                         3.50          8/01/2020            4,600
    3,765      Capital Markets Access Co., LC (LOC - RBC
                     Bank (USA))                            1.10         10/01/2031            3,765
   14,805      Capital Markets Access Co., LC (LOC -
                     SunTrust Bank)                         2.50          4/01/2033           14,805
    8,420      Capital Markets Access Co., LC (LOC - RBC
                     Bank (USA))                            1.25          5/01/2034            8,420
   11,875      Capital Markets Access Co., LC (LOC -
                     SunTrust Bank)                         2.50          6/27/2036           11,875
    3,915      Cornerstone Funding Corp. I (LOC -
                     Comerica Bank, N.A.)                   2.01         11/01/2023            3,915
    5,278      Cornerstone Funding Corp. I (LOC -
                     National City Bank)                    1.79          9/01/2025            5,278
   37,915      Corporate Finance Managers, Inc. (LOC -
                     Wells Fargo Bank, N.A.)                0.75          2/02/2043           37,915
   79,400      Loanstar Assets Partners, LP (LOC - State
                     Street Bank and Trust Co.) (a)         3.00          2/01/2041           79,400
   15,000      Minnesota Higher Education Facilities
                     Auth. (LOC - U.S. Bank, N.A.)          1.15         12/01/2043           15,000
   25,000      New Mexico Educational Assistance
                     Foundation (LOC - Royal Bank of
                     Canada)                                1.00          4/01/2036           25,000
   74,000      North Texas Higher Education Auth., Inc.
                     (LOC - Bank of America, N.A.)(LOC -
                     Lloyds TSB Bank plc)                   0.85          6/01/2045           74,000
   39,300      North Texas Higher Education Auth., Inc.
                     (LOC - Bank of America, N.A.)(LOC -
                     Lloyds TSB Bank plc)                   0.85         12/01/2046           39,300
   30,000      Rhode Island Student Loan (LOC - Dexia
                     Credit Local)                          3.50          7/01/2019           30,000
   36,000      Vermont Student Assistance Corp. (LOC -
                     Key Bank, N.A.)                        1.40         12/15/2042           36,000
                                                                                         -----------
                                                                                             389,273
                                                                                         -----------
               AUTO PARTS & EQUIPMENT (0.4%)
   15,000      Alabama IDA (LOC - Barclays Bank plc)        1.02         10/01/2019           15,000
    2,605      Dayton Wheel Concepts, Inc. (LOC -
                     National City Bank)                    2.22          5/01/2024            2,605
    6,040      Illinois Finance Auth. (LOC - Federal
                     Home Loan Bank of Chicago)             2.42          7/01/2040            6,040
                                                                                         -----------
                                                                                              23,645
                                                                                         -----------
               AUTOMOTIVE RETAIL (0.1%)
    7,184      Kenwood Lincoln-Mercury, Inc. (LOC -
                     National City Bank)                    2.22          5/01/2015            7,184
                                                                                         -----------
               BIOTECHNOLOGY (0.2%)
   10,925      Westgate Investment Fund, LLC (LOC -
                     Wells Fargo Bank, N.A.)                1.00          2/01/2012           10,925
                                                                                         -----------
               BROADCASTING (0.0%)
    1,500      New Jersey EDA (LOC - JPMorgan Chase
                     Bank, N.A.)                            1.00         10/01/2021            1,500
                                                                                         -----------

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                                                                       Portfolio of Investments  | 4

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

               BUILDING PRODUCTS (1.2%)
$   4,170      Cornell Iron Works, Inc. (LOC - Bank of
                     America, N.A.)                         1.50%         4/01/2019        $   4,170
    2,900      Haas Door Co., Inc. (LOC - National City
                     Bank)                                  2.22          6/01/2030            2,900
   15,330      Janus Investment, LLC (LOC - Regions
                     Bank)                                  3.50          8/01/2032           15,330
    4,000      Manhattan IDB (LOC - Harris, N.A.)           0.63          4/01/2028            4,000
    8,385      Moondance Enterprises, LP (LOC - PNC
                     Bank, N.A.)                            1.30         11/01/2020            8,385
      990          Schmitz Ready Mix, Inc. (LOC - U.S. Bank,
                     N.A.)                                  2.10          4/01/2046              990
   27,000      Union County (LOC - SunTrust Bank) (c)       2.50         10/01/2027           27,000
    1,000      Warren County (LOC - JPMorgan Chase Bank,
                     N.A.)                                  4.20         12/01/2026            1,000
   10,000      Warren County (LOC - JPMorgan Chase Bank,
                     N.A.)                                  2.95         12/01/2031           10,000
                                                                                         -----------
                                                                                              73,775
                                                                                         -----------
               BUILDINGS (0.6%)
   10,105      Aquarium Parking Deck, LLC (LOC -
                     SunTrust Bank)                         2.50          4/01/2020           10,105
    8,500      Baltimore (LOC - Bank of America, N.A.)      1.15          7/01/2032            8,500
    7,680      Greenville Memorial Auditorium District
                     (LOC - Bank of America, N.A.)          1.35          9/01/2017            7,680
    3,150      Irondale Public Building Auth. (LOC -
                     Allied Irish Banks plc)                1.45         10/01/2035            3,150
    3,880      Miami Parking System (LOC - SunTrust
                     Bank)                                  2.55         10/01/2019            3,880
    5,025      Security Partners, LP (LOC - Wells Fargo
                     Bank, N.A.)                            1.10          3/15/2012            5,025
                                                                                         -----------
                                                                                              38,340
                                                                                         -----------
               CASINOS & GAMING (1.4%)
    7,110      Cloverleaf Enterprises, Inc. (LOC - PNC
                     Bank, N.A.)                            1.09          5/01/2022            7,110
   69,500      Santa Rosa Rancheria Tachi Yokut Tribe
                     (LOC - JPMorgan Chase Bank, N.A.)      0.67          9/01/2019           69,500
    9,000      Strategic Fund (LOC - Deutsche Bank Trust
                     Co.)                                   1.10          3/01/2039            9,000
                                                                                         -----------
                                                                                              85,610
                                                                                         -----------
               COMMERCIAL PRINTING (0.1%)
    3,725      Fairway, LLC (LOC - U.S. Bank, N.A.)         1.25         12/01/2023            3,725
    2,695      John E. Staten Properties, Inc. (LOC -
                     National City Bank)                    2.32         10/01/2021            2,695
                                                                                         -----------
                                                                                               6,420
                                                                                         -----------
               COMMODITY CHEMICALS (0.1%)
    3,865      BleachTech, LLC (LOC - National City
                     Bank)                                  2.22         11/01/2035            3,865
                                                                                         -----------
               COMMUNICATIONS EQUIPMENT (0.6%)
   34,000      Utah Telecommunication Open
                     Infrastructure Agency (LOC - Key
                     Bank, N.A.)                            1.50          6/01/2040           34,000
                                                                                         -----------
               CONSTRUCTION & ENGINEERING (0.4%)
   15,980      Boland Holdings, LLC (LOC - PNC Bank,
                     N.A.)                                  1.09         12/01/2039           15,980
    8,400      Liliha Parking Co., LP (LOC - First
                     Hawaiian Bank)                         1.60          8/01/2024            8,400
                                                                                         -----------
                                                                                              24,380
                                                                                         -----------

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5  |  USAA Money Market Fund

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

               CONSTRUCTION MATERIALS (0.3%)
$   5,230      Alabama Paper Products, LLC (LOC - RBC
                     Bank (USA))                            1.67%         1/01/2011        $   5,230
    5,530      Central Concrete Supermix, Inc. (LOC -
                     SunTrust Bank)                         2.50          5/01/2021            5,530
    3,620      DiGeronimo Aggregates, LLC (LOC -
                     National City Bank)                    2.22          1/01/2015            3,620
    2,895      Lee County IDA (LOC - SunTrust Bank)         3.75          4/01/2017            2,895
                                                                                         -----------
                                                                                              17,275
                                                                                         -----------
               CONSUMER ELECTRONICS (0.0%)
    2,285      Ferguson Township Industrial & Commercial
                     Dev. Auth. (LOC - Fulton Bank)         2.75         10/01/2021            2,285
                                                                                         -----------
               DIVERSIFIED METALS & MINING (0.1%)
    2,165      Lancaster IDA (LOC - Fulton Bank)            2.75          1/01/2015            2,165
    1,915      Lancaster IDA (LOC - Fulton Bank)            2.75          1/01/2027            1,915
                                                                                         -----------
                                                                                               4,080
                                                                                         -----------
               DIVERSIFIED REAL ESTATE ACTIVITIES (5.5%)
    9,495      2880 Stevens Creek, LLC (LOC - Bank of
                     the West)                              1.15         11/01/2033            9,495
    7,045      A & M Associates (LOC - Wells Fargo Bank,
                     N.A.)                                  1.10          3/01/2017            7,045
    3,228      Baron Investments, Ltd. (LOC - Federal
                     Home Loan Bank of Dallas)              1.00         10/01/2024            3,228
   26,750      CHF-Elon, LLC (LOC - Regions Bank)           3.25          6/01/2035           26,750
    5,335      Colonial Interstate Investments, LLC (LOC
                     - Regions Bank)                        3.25          6/01/2032            5,335
    9,043      Cornerstone Funding Corp. I (LOC - TD
                     Bank, N.A.)                            2.66          1/01/2025            9,043
    2,754      Cornerstone Funding Corp. I (LOC - RBS
                     Citizens, N.A.)                        3.76          1/01/2030            2,754
    8,928      Cornerstone Funding Corp. I (LOC - RBS
                     Citizens, N.A.)                        4.21          8/01/2031            8,928
   12,160      Cubba Capital II, LLC (LOC - RBS
                     Citizens, N.A.)                        5.00          9/01/2056           12,160
    5,385      Dennis E. Eash and Florida O. Eash (LOC -
                     Hancock Bank)                          2.50          4/01/2025            5,385
    4,800      Douglas County Dev. Auth. (LOC - Wells
                     Fargo Bank, N.A.)                      1.00         12/01/2014            4,800
    3,000      Houston County IDA (LOC - Wachovia Bank,
                     N.A.)                                  1.50          8/01/2012            3,000
    1,075      JCM Properties, LP (LOC - PNC Bank, N.A.)    2.22          4/01/2013            1,075
    1,730      Lauren Co., LLC (LOC - Wells Fargo Bank,
                     N.A.)                                  1.00          7/01/2033            1,730
    3,200      Los Lunas (LOC - Wells Fargo Bank, N.A.)     1.00          2/01/2025            3,200
    4,280      New Plaza Management, LLC (LOC - U.S.
                     Bank, N.A.)                            2.22          2/01/2024            4,280
   84,450      New York City Housing Dev. Corp. (LOC -
                     Landesbank Hessen-Thuringen) (c)       1.17          6/01/2039           84,450
   18,105      NPJ Properties, LP (LOC - Manufacturers &
                     Traders Trust Co.)                     1.57          2/01/2027           18,105
   31,560      Paca-Pratt Associates, Inc. (LOC -
                     Manufacturers & Traders Trust Co.)     1.57          1/01/2038           31,560
   18,260      PHF Investments, LLC (LOC - Associated
                     Bank, N.A.)                            2.00          6/01/2044           18,260
    4,900      Rio Bravo, LLC (LOC - Wells Fargo Bank,
                     N.A.)                                  1.00         12/01/2033            4,900
   19,750      SF Tarns, LLC (LOC - Bank of America,
                     N.A.)                                  0.85         12/01/2025           19,750
    6,275      South Elgin Leasing, Inc. (LOC - Federal
                     Home Loan Bank of Chicago)             2.97          7/01/2033            6,275

----------------------------------------------------------------------------------------------------

                                                                       Portfolio of Investments  | 6

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

$   5,900      Stice-Hill Holding, LC (LOC - Hancock
                     Bank of Louisiana)                     2.85%        12/01/2023        $   5,900
   20,240      Stobro Co., LP (LOC - Fulton Bank)           2.75          1/01/2032           20,240
   16,960      Woerner Holdings, Inc. (LOC - Wachovia
                     Bank, N.A.)                            0.75          7/01/2033           16,960
                                                                                         -----------
                                                                                             334,608
                                                                                         -----------
               EDUCATION (1.8%)
    3,870      Allegheny County Higher Education
                     Building Auth. (LOC - PNC Bank,
                     N.A.)                                  1.15          3/01/2038            3,870
    8,815      Calvin College (LOC - JPMorgan Chase
                     Bank, N.A.)                            2.75         10/01/2037            8,815
   15,000      Health and Educational Facilities Auth.
                     (LOC - RBS Citizens, N.A.)             3.00          6/01/2038           15,000
    1,245      Massachusetts Dev. Finance Agency (LOC -
                     JPMorgan Chase Bank, N.A.)             0.75         10/01/2012            1,245
   10,000      Massachusetts Dev. Finance Agency (LOC -
                     RBS Citizens, N.A.)                    3.75          7/01/2043           10,000
    5,215      Minnesota Higher Education Facilities
                     Auth. (LOC - U.S. Bank, N.A.)          0.95          4/01/2027            5,215
    8,950      Oklahoma City Industrial & Cultural
                     Facilities Trust (LOC - Bank of
                     America, N.A.)                         0.85          9/15/2016            8,950
   17,775      Pepperdine Univ.                             0.75          8/01/2037           17,775
    6,485      Pittsburgh Technical Institute, Inc. (LOC
                     - Wells Fargo Bank, N.A.)              1.10         10/01/2015            6,485
    4,025      Rockland County IDA (LOC - TD Bank, N.A.)    0.75          5/01/2034            4,025
    3,515      Summit School (LOC - RBS Citizens, N.A.)     4.00          7/01/2027            3,515
   10,020      Univ. Athletic Association, Inc. (LOC -
                     SunTrust Bank)                         0.70         10/01/2031           10,020
   15,695      Washington State Housing Finance
                     Commission (LOC - Bank of America,
                     N.A.)                                  0.50          7/01/2036           15,695
                                                                                         -----------
                                                                                             110,610
                                                                                         -----------
               EDUCATION SERVICES (4.2%)
    7,045      Berkeley Realty Co., LLC (LOC - Wachovia
                     Bank, N.A.)                            1.00          9/01/2021            7,045
    5,800      California Educational Facilities Auth.
                     (LOC - Allied Irish Banks plc)         1.75         12/01/2028            5,800
   24,060      Catholic Univ. of America (LOC - SunTrust
                     Bank)                                  3.00          4/01/2034           24,060
    4,395      Clinic Building BG, LLC (LOC - U.S. Bank,
                     N.A.)                                  2.22          2/01/2033            4,395
    3,355      Educational Management Corp. (LOC - Wells
                     Fargo Bank, N.A.)                      1.00          5/01/2023            3,355
   11,915      Frisch School (LOC - Banco Santander)        1.00          5/01/2036           11,915
    6,800      Glendale IDA (LOC - Bank of New York
                     Mellon)                                0.75          7/01/2035            6,800
   40,800      Gwinnett Instructional, LLC (LOC - Allied
                     Irish Banks plc)                       2.25          1/01/2031           40,800
    6,350      Gwinnett Instructional, LLC (LOC - Allied
                     Irish Banks plc)                       2.25          1/01/2031            6,350
    3,295      Indiana Educational Facilities Auth. (LOC
                     - RBS Citizens, N.A.)                  3.25         10/01/2029            3,295
    9,765      Loganville Christian Academy, Inc. (LOC -
                     Key Bank, N.A.)                        2.00          6/01/2038            9,765
   26,775      Massachusetts Dev. Finance Agency (LOC -
                     RBS Citizens, N.A.)                    3.75         10/01/2031           26,775
   25,000      Mesivta Yeshiva Rabbi Chaim Berlin (LOC -
                     Allied Irish Banks plc)                2.42         11/01/2035           25,000
    3,260      Praise Tabernacle Outreach & Family
                     Worship Center (LOC - Comerica
                     Bank, N.A.)                            1.42          6/03/2024            3,260
    6,300      Rhode Island EDC (LOC - RBS Citizens,
                     N.A.)                                  3.75          3/01/2038            6,300
   11,160      Roman Catholic Diocese of Charlotte (LOC
                     - Wachovia Bank, N.A.)                 0.75          5/01/2014           11,160

----------------------------------------------------------------------------------------------------

7  |  USAA Money Market Fund

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

$   3,240      Roman Catholic Diocese of Houma-Thibodaux
                     (LOC - Allied Irish Banks plc)         2.42%        12/01/2037        $   3,240
    3,800      Roman Catholic Diocese of Raleigh (LOC -
                     Bank of America, N.A.)                 0.38          6/01/2018            3,800
   11,280      Saddleback Valley Community Church (LOC -
                     Federal Home Loan Bank of San
                     Francisco)                             1.00         11/01/2038           11,280
   10,895      St. James United Methodist Chruch (LOC -
                     Regions Bank)                          3.50          5/01/2037           10,895
    4,910      Summit School (LOC - U.S. Bank, N.A.)        3.00          2/01/2019            4,910
    4,725      Wilmington (LOC - Allied Irish Banks plc)    1.48          7/01/2031            4,725
   12,800      World Wildlife Fund, Inc. (LOC - JPMorgan
                     Chase Bank, N.A.)                      1.42          7/01/2030           12,800
    6,400      Yamhill County (LOC - Bank of America,
                     N.A.)                                  0.85         10/01/2020            6,400
                                                                                         -----------
                                                                                             254,125
                                                                                         -----------
               ELECTRIC UTILITIES (3.0%)
   55,000      Brazos River Auth. (LOC - Citibank, N.A.)    0.90         12/01/2036           55,000
    5,985      Converse County                              2.23         12/01/2020            5,985
   37,300      Garfield County Industrial Auth.             0.65          1/01/2025           37,300
    7,700      Indiana Dev. Finance Auth.                   0.88         12/01/2038            7,700
   13,300      Indiana Dev. Finance Auth.                   1.27         12/01/2038           13,300
   30,900      Jacksonville                                 1.12          5/01/2029           30,900
   30,000      West Jefferson IDB                           0.62          6/01/2028           30,000
                                                                                         -----------
                                                                                             180,185
                                                                                         -----------
               ELECTRIC/GAS UTILITIES (0.1%)
    5,000      M-S-R Public Power Agency (LOC - Dexia
                     Credit Local)                          0.97          7/01/2020            5,000
                                                                                         -----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    5,495      Albuquerque (LOC - Wells Fargo Bank,
                     N.A.)                                  1.00          8/01/2025            5,495
                                                                                         -----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   11,300      Miami-Dade County IDA (LOC - JPMorgan
                     Chase Bank, N.A.)                      0.65          9/01/2027           11,300
                                                                                         -----------
               FOOD DISTRIBUTORS (0.1%)
    3,620      REG Properties, LLC (LOC - National City
                     Bank)                                  2.22          4/01/2035            3,620
                                                                                         -----------
               FOOD RETAIL (0.2%)
       55      Cheney Bros., Inc. (LOC - Wachovia Bank,
                     N.A.)                                  1.00         12/01/2016               55
    3,665      Food Supply, Inc. (LOC - SunTrust Bank)      2.50          5/01/2024            3,665
    9,000      Saubels Market, Inc. (LOC - Fulton Bank)     2.75          5/01/2034            9,000
                                                                                         -----------
                                                                                              12,720
                                                                                         -----------
               FOREST PRODUCTS (0.1%)
    6,320      Rex Lumber, LLC (LOC - Federal Home Loan
                     Bank of Dallas)                        1.10          2/01/2022            6,320
                                                                                         -----------
               GAS UTILITIES (0.7%)
   36,000      Summit Utilities, Inc. (LOC - JPMorgan
                     Chase Bank, N.A.)                      1.23          4/01/2038           36,000
    4,670      Summit Utilities, Inc. (LOC - U.S. Bank,
                     N.A.)                                  1.23          4/01/2038            4,670
                                                                                         -----------
                                                                                              40,670
                                                                                         -----------
               GENERAL OBLIGATION (3.8%)
    7,500      Bridgeview (LOC - Northern Trust Co.)        0.75         12/01/2038            7,500
    7,500      Bridgeview (LOC - Harris, N.A.)              0.75         12/01/2038            7,500

----------------------------------------------------------------------------------------------------

                                                                       Portfolio of Investments  | 8

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

$  10,075      Butler County (LIQ)(INS)                     3.77%        10/01/2017        $  10,075
   13,115      Covington (LOC - U.S. Bank, N.A.)            3.00         12/01/2029           13,115
   20,000      Fiddler's Business Improvement District
                     (LOC - Key Bank, N.A.) (d)             1.50         12/01/2037           20,000
   35,295      Michigan Charter Township of Commerce
                     (LOC - RBS Citizens, N.A.)             3.50         10/01/2034           35,295
    4,440      Montgomery Downtown Redevelopment Auth.
                     (LOC - Regions Bank)                   3.50         11/01/2018            4,440
   12,575      Oakland County Charter Township of
                     Commerce (LIQ)                         1.45         10/01/2018           12,575
   47,000      Philadelphia (LIQ)(INS)                      3.50          8/01/2031           47,000
   73,700      Southern Ute Indian Tribe  (a)               7.00          1/01/2027           73,700
                                                                                         -----------
                                                                                             231,200
                                                                                         -----------
               HEALTH CARE EQUIPMENT (0.1%)
    3,925      Rawcar Group, LLC (LOC - National City
                     Bank)                                  2.22          4/01/2036            3,925
                                                                                         -----------
               Health Care Facilities (6.7%)
    9,345      Baptist Medical Plaza Associates (LOC -
                     KBC Bank, N.V.)                        1.60          6/01/2017            9,345
    4,000      Bayfront Regional Dev. Auth. (LOC - PNC
                     Bank, N.A.)                            1.00         11/01/2027            4,000
    7,995      California Statewide Communities Dev.
                     Auth. (LOC - Allied Irish Banks
                     plc)                                   1.60         11/15/2042            7,995
   14,585      Chestnut Hill Benevolent Association (LOC
                     - TD Bank, N.A.)                       1.32          2/01/2035           14,585
    9,800      Cleveland-Cuyahoga County (LOC - Key
                     Bank, N.A.)                            1.40          1/01/2037            9,800
   11,370      Clinic Investment, LP (LOC - National
                     City Bank)                             2.22          6/01/2015           11,370
    3,435      Community Behavioral Healthcare
                     Cooperative of Pennsylvania (LOC -
                     Fulton Bank)                           2.75          9/01/2027            3,435
    2,065      District of Columbia (LOC - Manufacturers
                     & Traders Trust Co.)                   1.57          7/01/2032            2,065
    2,460      Doctors Park, LLP (LOC - U.S. Bank, N.A.)    1.50          8/01/2047            2,460
    8,900      Dome Corp. (LOC - Wachovia Bank, N.A.)       1.00          8/31/2016            8,900
    4,840      Duchesne County (LOC - JPMorgan Chase
                     Bank, N.A.)                            1.32          8/01/2024            4,840
    5,005      Dunn Nursing Home Inc. (LOC - Federal
                     Home Loan Bank of Atlanta)             1.10          2/01/2024            5,005
    5,300      Guilford Capital, LLC (LOC - Regions
                     Bank)                                  3.25          8/01/2022            5,300
    5,580      Hamot Surgery Center, LLC (LOC - PNC
                     Bank, N.A.)                            1.30          7/01/2030            5,580
   16,870      Healthcare Network Properties, LLC (LOC -
                    National City Bank)                     2.17          1/01/2029           16,870
   22,705      Healthcare Property Group, LLC (LOC -
                     SunTrust Bank)                         2.50         12/01/2030           22,705
    5,995      Heart Property, LLC (LOC - National City
                     Bank)                                  2.22          7/01/2026            5,995
   16,855      Illinois Finance Auth. (LOC - Bank of
                     America, N.A.)                         1.25         12/01/2034           16,855
    6,320      Louisiana Public Facilities Auth. (LOC -
                     Capital One, N.A.)                     3.42          7/01/2028            6,320
   14,910      Massachusetts Dev. Finance Agency (LOC -
                     Sovereign Bank)                        2.00         11/01/2042           14,910
    3,170      MCE MOB IV, LP (LOC - National City Bank)    2.17          8/01/2022            3,170
    6,200      MediLucent MOB I, LP (LOC - National City
                     Bank)                                  2.17          8/01/2030            6,200
    7,240      Medina County (LOC - RBS Citizens, N.A.)     4.00          8/01/2037            7,240
   13,805      MMC Corp. (LOC - JPMorgan Chase Bank,
                     N.A.)                                  3.75         11/01/2035           13,805
   12,310      Mobile Medical Clinic Board (LOC -
                     Regions Bank)                          3.00          6/01/2020           12,310
    3,465      Ohio Presbyterian Retirement Services
                     (LOC - National City Bank)             2.22          7/01/2033            3,465

----------------------------------------------------------------------------------------------------

9  |  USAA Money Market Fund

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

$  18,565      OSF Finance Co., LLC (LOC - National City
                     Bank)                                  2.17%        12/01/2037        $  18,565
   21,735      OSS Realty Co. (LOC - Federal Home Loan
                     Bank of Pittsburg) (a)                 0.37          9/01/2034           21,735
    6,200      PCP Investors, LLC (LOC - Wells Fargo
                     Bank, N.A.)                            1.00         12/01/2024            6,200
   21,800      Polk County IDA (LOC - Bank of America,
                     N.A.)                                  0.85         12/01/2018           21,800
    7,110      Premier Senior Living, LLC (LOC -
                     Wachovia Bank, N.A.)                   4.45          8/01/2037            7,110
    4,950      Premier Senior Living, LLC (LOC -
                     Wachovia Bank, N.A.)                   4.45          8/01/2037            4,950
    3,200      Premier Senior Living, LLC (LOC -
                     Wachovia Bank, N.A.)                   4.45          8/01/2037            3,200
    4,120      Premier Senior Living, LLC (LOC -
                     Wachovia Bank, N.A.)                   4.45          8/01/2037            4,120
   24,750      Premier Senior Living, LLC (LOC -
                     Wachovia Bank, N.A.)                   4.45          8/01/2037           24,750
    2,300      Premier Senior Living, LLC (LOC -
                     Wachovia Bank, N.A.)                   4.45          8/01/2037            2,300
    9,900      San Juan Regional Medical Center, Inc.
                     (LOC - Bank of Nova Scotia)            1.35          6/01/2037            9,900
    3,360      Surgery Center Financing Corp. (LOC -
                     National City Bank)                    2.22          4/01/2020            3,360
   17,005      Tack Capital Co. (LOC - Wachovia Bank,
                     N.A.)                                  1.00          6/01/2031           17,005
   14,480      Trinitas Hospital (LOC - Wachovia Bank,
                     N.A.)                                  0.75          7/01/2035           14,480
    2,600      United Church Homes, Inc. (LOC - Allied
                     Irish Banks plc)                       2.25          9/01/2027            2,600
   13,960      West Park Hospital Medical Facilities
                     Foundation (LOC - Key Bank, N.A.)      2.92          6/01/2033           13,960
    3,400      Woodbury County (LOC - Wells Fargo Bank,
                     N.A.)                                  1.00         12/01/2014            3,400
                                                                                         -----------
                                                                                             403,960
                                                                                         -----------
               HEALTH CARE SERVICES (0.3%)
   10,440      Central Ohio Medical Textiles (LOC -
                     National City Bank)                    2.17          3/01/2023           10,440
    8,935      Kaneville Road Joint Venture (LOC -
                     Federal Home Loan Bank of Chicago)     2.51         11/01/2032            8,935
                                                                                         -----------
                                                                                              19,375
                                                                                         -----------
               HEALTH MISCELLANEOUS (0.4%)
   22,480      Everett Clinic P.S. (LOC - Bank of
                     America, N.A.)                         1.05          5/01/2027           22,480
                                                                                         -----------
               HEAVY ELECTRICAL EQUIPMENT (0.2%)
   12,470      Mississippi Business Finance Corp. (LOC -
                     Regions Bank)                          3.00         10/01/2018           12,470
                                                                                         -----------
               HOME FURNISHINGS (0.1%)
    5,640      Caddo Parish IDB (LOC - Capital One,
                     N.A.)                                  2.00          7/01/2024            5,640
    2,230      Maryland EDC (LOC - Manufacturers &
                     Traders Trust Co.)                     1.57          8/01/2016            2,230
                                                                                         -----------
                                                                                               7,870
                                                                                         -----------
               HOME IMPROVEMENT RETAIL (0.1%)
    8,240      Brookhaven, IDA (LOC - Capital One, N.A.)    1.41          1/01/2025            8,240
                                                                                         -----------
               HOSPITAL (3.4%)
    4,625      Adventist Health System West (LOC - Wells
                    Fargo Bank, N.A.)                       1.00          9/01/2016            4,625
    6,100      Clarke County IDA (LIQ)(INS)                 0.70          1/01/2030            6,100

----------------------------------------------------------------------------------------------------

                                                                      Portfolio of Investments  | 10

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

$  29,705      Colorado Health Facilities Auth.
                     (INS)(LIQ)                             0.75%         5/15/2024        $  29,705
    3,705      Fayette County (LOC - National City Bank)    2.17          8/01/2023            3,705
    9,155        Floyd County (LOC - JPMorgan Chase Bank,
                     N.A.)                                  2.42         12/01/2020            9,155
   12,100      Indiana Health Facility Financing Auth.
                     (LOC - Bank of America, N.A.)          0.38          1/01/2019           12,100
   45,000      Indiana Health Facility Financing Auth.
                     (LIQ)(INS)                             5.50          3/01/2033           45,000
   38,550      Minnesota Agricultural and Economic Dev.
                     Board (INS)(LIQ)                       0.75          2/15/2017           38,550
   57,000      Montgomery County (LIQ)(INS)                 3.00          8/01/2047           57,000
    1,920      New Hampshire Health and Education
                     Facilities Auth. (LOC - JPMorgan
                     Chase Bank, N.A.)                      0.75          1/01/2030            1,920
                                                                                         -----------
                                                                                             207,860
                                                                                         -----------
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
    5,100      Albany-Dougherty Inner City EDA (LOC -
                     SunTrust Bank)                         3.00         11/01/2023            5,100
    7,185      Alprion, LLC (LOC - Federal Home Loan
                     Bank of Topeka)                        1.00         10/01/2034            7,185
    2,645      Connecticut Dev. Auth. (LOC - TD Bank,
                     N.A.)                                  1.32         12/01/2028            2,645
                                                                                         -----------
                                                                                              14,930
                                                                                         -----------
               HOUSEHOLD APPLIANCES (0.3%)
   17,120      Mississippi Business Finance Corp. (LOC -
                     Wells Fargo Bank, N.A.)                2.00          6/01/2015           17,120
                                                                                         -----------
               INDUSTRIAL MACHINERY (0.2%)
    7,295      AL-FE Heat Treating, Inc. (LOC - National
                     City Bank)                             2.22          5/01/2021            7,295
    6,090      Sterling Pipe & Tube, Inc. (LOC -
                     National City Bank)                    2.22         11/01/2012            6,090
                                                                                         -----------
                                                                                              13,385
                                                                                         -----------
               LEISURE FACILITIES (1.7%)
    6,110      Cattail Creek Country Club, Inc. (LOC -
                     Manufacturers & Traders Trust Co.)     1.57          3/01/2031            6,110
    6,505      Old South Country Club, Inc. (LOC -
                     Manufacturers & Traders Trust Co.)     1.57         12/01/2031            6,505
   14,260      TP Racing, LLP (LOC - JPMorgan Chase
                     Bank, N.A.)                            0.67          6/01/2030           14,260
   75,000      Twins Ballpark, LLC (INS)(LIQ) (a)           3.20         10/01/2034           75,000
                                                                                         -----------
                                                                                             101,875
                                                                                         -----------
               LEISURE PRODUCTS (0.2%)
    9,710      Fun Entertainment, LLC (LOC - Wachovia
                     Bank, N.A.)                            1.00          1/01/2025            9,710
    4,325      Rhode Island Industrial Facilities Corp.
                     (LOC - RBS Citizens, N.A.)             3.50         12/01/2036            4,325
                                                                                         -----------
                                                                                              14,035
                                                                                         -----------
               LIFE & HEALTH INSURANCE (0.0%)
    1,850      Ronald Ray Irrevocable Life Insurance
                     Trust (LOC - Federal Home Loan Bank
                     of Atlanta)                            1.10          8/01/2022            1,850
                                                                                         -----------

----------------------------------------------------------------------------------------------------

11  |  USAA Money Market Fund

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

               MARINE (0.1%)
$   7,305        Washington Economic Dev. Finance Auth.
                     (LOC - Key Bank, N.A.)                 2.25%         3/01/2037        $   7,305
                                                                                         -----------
               METAL & GLASS CONTAINERS (0.1%)
    5,775        Little Rock (LOC - SunTrust Bank)          2.50          8/01/2016           5,775
                                                                                         -----------
               MISCELLANEOUS (0.0%)
    2,150        Donaldsonville IDB (LOC - Regions Bank)    2.80          4/01/2023            2,150
                                                                                         -----------
               MULTI-UTILITIES (0.3%)
   17,400       Sempra Energy ESOP & Trust (NBGA) (a)       3.75         11/01/2014           17,400
                                                                                         -----------
               MULTIFAMILY HOUSING (1.7%)
    8,430        Alabama Housing Finance Auth. (LOC - U.S.
                     Bank, N.A.)                            0.61          4/01/2037            8,430
   19,975      California Statewide Communities (LOC -
                     Bank of America, N.A.)                 0.90          4/01/2042           19,975
   12,500      Independence Place Fort Campbell
                     Patriots, LLC (LOC - Bank of
                     America, N.A.)                         0.85          1/01/2040           12,500
    6,225      Los Angeles Community Redevelopment
                     Agency (LOC - Bank of America,
                     N.A.)                                  1.20         10/15/2038            6,225
    9,500      Los Angeles Community Redevelopment
                     Agency (LOC - Bank of America,
                     N.A.)                                  1.20         10/15/2038            9,500
   16,121      Massachusetts Housing Finance Agency (LOC
                     - JPMorgan Chase Bank, N.A.)           0.67          6/01/2037           16,121
   26,670      Osprey Property Co., LLC (LOC - Wells
                     Fargo Bank, N.A.)                      1.00          9/01/2033           26,670
    3,500      Provence, LLC (LOC - Bank of America,
                     N.A.)                                  1.70          9/01/2037            3,500
                                                                                         -----------
                                                                                             102,921
                                                                                         -----------
               MUNICIPAL FINANCE (0.7%)
   45,000      Sunshine State Governmental Financing
                     Commission (LOC - Dexia Credit
                     Local)                                 2.30          7/01/2016           45,000
                                                                                         -----------
               NURSING/CCRC (2.2%)
    8,815      Bucks County IDA (LOC - Citizens Bank of
                     Pennsylvania)                          3.47          1/01/2037            8,815
   11,900      Erie County IDA (LOC - Sovereign Bank)       2.37         11/15/2036           11,900
   25,930      Gaithersburg (LOC - KBC Bank, N.V.)          1.00          1/01/2036           25,930
    1,200      Lynchburg Redevelopment & Housing Auth.
                     (LOC - Manufacturers & Traders
                     Trust Co.)                             1.53         12/01/2034            1,200
   45,330      Moon IDA (LOC - Bank of Scotland)            0.70          7/01/2038           45,330
    9,480      Multnomah County (LOC - Bank of Scotland)    1.50         10/01/2047            9,480
   15,055      Nassau County IDA (LOC - Bank of America,
                     N.A.)                                  0.75          1/01/2028           15,055
    1,595      Roanoke County EDA (LOC - Branch Banking
                     & Trust Co.)                           2.42         10/01/2028            1,595
    8,885      Schenectady County IDA (LOC - RBS
                     Citizens, N.A.)                        4.00          2/01/2037            8,885
    6,000      Washington State Housing Finance
                     Commission (LOC - Bank of America,
                     N.A.)                                  1.15          7/01/2041            6,000
                                                                                         -----------
                                                                                             134,190
                                                                                         -----------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
    2,000      Gilmer IDC (LOC - Wells Fargo Bank, N.A.)    1.00         12/01/2038            2,000
    8,140      Shipley Group, LP (LOC - RBS Citizens,
                     N.A.)                                  4.00         12/01/2016            8,140
                                                                                         -----------
                                                                                              10,140
                                                                                         -----------

----------------------------------------------------------------------------------------------------

                                                                      Portfolio of Investments  | 12

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

               OIL & GAS REFINING & MARKETING (0.2%)
$  13,400      Harris County IDC                            0.85%         3/01/2023        $  13,400
                                                                                         -----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   15,000      Mortgage Bankers Association of America
                     (LOC - PNC Bank, N.A.)                 1.04          5/01/2038           15,000
                                                                                         -----------
               PACKAGED FOODS & MEAT (0.5%)
    4,665      Brewster Dairy, Inc. (LOC - BMO Bank of
                     Montreal)                              2.22          4/03/2023            4,665
    3,250      Lancaster IDA (LOC - Fulton Bank)            2.75          6/01/2027            3,250
    3,100      Las Cruces IDB (LOC - Wells Fargo Bank,
                     N.A.)                                  1.00         12/01/2018            3,100
    6,000      Laurel County (LOC - Wells Fargo Bank,
                     N.A.)                                  1.00          5/01/2033            6,000
    2,700      Plymouth (LOC - Wells Fargo Bank, N.A.)      1.00          5/01/2038            2,700
    8,070      St. Tammany Parish (LOC - Regions Bank)      3.25          7/01/2022            8,070
    2,800      York (LOC - RBS Citizens, N.A.)              4.00          6/01/2019            2,800
                                                                                         -----------
                                                                                              30,585
                                                                                         -----------
               PAPER PACKAGING (0.0%)
    2,240      Washington Finance EDA (LOC - Wells Fargo
                     Bank, N.A.)                            1.00          4/01/2033            2,240
                                                                                         -----------
               PAPER PRODUCTS (0.7%)
   16,500      Campbell County IDA (LOC - Bank of
                     America, N.A.)                         2.70         12/01/2019           16,500
   14,200      East Baton Rouge Parish IDB (LOC -
                     SunTrust Bank)                         2.70          6/01/2029           14,200
   11,100      Fayette County (LOC - Bank of America,
                     N.A.)                                  2.70          5/01/2018           11,100
                                                                                         -----------
                                                                                              41,800
                                                                                         -----------
               REAL ESTATE DEVELOPMENT (0.2%)
   14,000      Blair County IDA (LOC - PNC Bank, N.A.)      1.00         10/01/2028           14,000
                                                                                         -----------
               REAL ESTATE OPERATING COMPANIES (4.0%)
   13,890      411 Seventh Avenue Associates, LP (LOC -
                     National City Bank)                    2.22          1/01/2027           13,890
    5,235      AIK Partners, LLC (LOC - Wachovia Bank,
                     N.A.)                                  1.10          2/01/2031            5,235
    2,340      Beaver Creek Enterprises, Inc. (LOC -
                     National City Bank)                    2.22          3/02/2020            2,340
    3,425      Cain Capital Investments, LLC (LOC -
                     Federal Home Loan Bank of
                     Cincinnati)                            3.40         10/01/2046            3,425
    9,000      Contra Costa County (LOC - Bank of
                     America, N.A.)                         1.15          4/15/2046            9,000
   10,500      Donegal Crossing Associates, LLC (LOC -
                     Federal Home Loan Bank of
                     Pittsburg)                             2.75          8/15/2027           10,500
   17,000      Fairway Park Properties, LLC (LOC -
                     National City Bank)                    2.22         10/15/2026           17,000
   14,540      Ft. Northport, LLC (LOC - Regions Bank)      3.00         12/01/2031           14,540
    9,410      Grasshopper Investments, LLC (LOC - Bank
                     of America, N.A.)                      3.00          8/01/2025            9,410
    5,155      H&P Holdings, LLC (LOC - RBC Bank (USA))     1.67          7/01/2026            5,155
    5,655      Illinois Housing Dev. Auth. (LOC - Bank
                     of America, N.A.)                      0.79          1/01/2034            5,655
    5,650      JJB Properties, LLC (LOC - Federal Home
                     Loan Bank of Dallas)                   2.00          1/01/2036            5,650
    4,795      Jungs Station & Timberlane Village
                     Associates (LOC - Wachovia Bank,
                     N.A.)                                  0.80          9/01/2027            4,795
    5,680      Lodge Apartments Holdings, LLC (LOC -
                     Wachovia Bank, N.A.)                   0.80          3/01/2026            5,680

----------------------------------------------------------------------------------------------------

13  |  USAA Money Market Fund

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

$  35,050      Massachusetts Dev. Finance Agency (LOC -
                     Bayerische Landesbank)                 3.50%        12/01/2040        $  35,050
   15,200      Net Magan, LLC (LOC - Wachovia Bank,
                     N.A.)                                  0.75          4/01/2026           15,200
    9,900      New York City Housing Dev. Corp. (LOC -
                     Landesbank Hessen-Thuringen)           1.07         12/01/2036            9,900
   10,000      New York City Housing Dev. Corp. (LOC -
                     RBS Citizens, N.A.)                    3.50          3/01/2048           10,000
   36,175      New York City Housing Dev. Corp. (LOC -
                     RBS Citizens, N.A.)                    3.50          3/01/2048           36,175
    3,075      Richfield Techology Associates, LLC (LOC
                     - U.S. Bank, N.A.)                     2.22          4/01/2020            3,075
    9,535      Shepherd Capital, LLC (LOC - Wachovia
                     Bank, N.A.)                            1.00         11/01/2052            9,535
    2,710      Spiller, LLC (LOC - RBC Bank (USA))          1.67          6/01/2018            2,710
    7,685      Sugar Creek Finance Co., LLC (LOC -
                     National City Bank)                    2.22          6/01/2042            7,685
    2,595      Univ. Ltd. Properties, LLC (LOC - RBC
                     Bank (USA))                            1.67          6/01/2026            2,595
                                                                                         -----------
                                                                                             244,200
                                                                                         -----------
               REAL ESTATE TAX/FEE (0.1%)
    6,400      Jasper, Morgan, Newton, & Walton County
                     (LOC - Bank of America, N.A.)          1.62         12/01/2020            6,400
                                                                                         -----------
               REGIONAL BANKS (0.3%)
   17,000      Bhavnani, LLC (LOC - Mellon 1st Business
                     Bank, N.A.)(LOC - Mellon 1st
                     Business Bank, N.A.)                   0.75          5/01/2038           17,000
                                                                                         -----------
               RESEARCH & CONSULTING SERVICES (0.3%)
   17,000      Fuller Road Management Corp. (LOC - Key
                    Bank, N.A.)                            2.98          7/01/2037            17,000
                                                                                         -----------
               SALES TAX (0.1%)
    7,750      Arista Metropolitan District (LOC -
                     Compass Bank)                          1.35         12/01/2030            7,750
                                                                                         -----------
               SINGLE FAMILY HOUSING (1.1%)
   28,600      California Housing Finance Agency
                     (LIQ)(INS)                             2.00          8/01/2022           28,600
   34,750      Wisconsin Housing & EDA (LIQ)(INS)           3.02          9/01/2032           34,750
                                                                                         -----------
                                                                                              63,350
                                                                                         -----------
               SOLID WASTE DISPOSAL (0.8%)
    2,500      Illinois Finance Auth. (LOC - Associated
                     Bank, N.A.)                            2.65          7/01/2026            2,500
   45,000      Pasco County (LIQ)(INS)                      3.75         10/01/2020           45,000
                                                                                         -----------
                                                                                              47,500
                                                                                         -----------
               SPECIAL ASSESSMENT/TAX/FEE (1.0%)
   18,000      Austin (LOC - Dexia Credit Local)            2.75         11/15/2029           18,000
    3,325      Lake Oswego Redevelopment Agency (LOC -
                     Wells Fargo Bank, N.A.)                1.00          6/01/2020            3,325
    9,845      Sheridan Redevelopment Agency (LOC -
                     Citibank, N.A.)                        2.50         12/01/2029            9,845
   14,965      Timber Ridge Affordable Housing Corp.
                     (LOC - U.S. Bank, N.A.)                0.75         12/01/2032           14,965
   15,035      Township of Derry Commercial IDA (LOC -
                     PNC Bank, N.A.)                        1.00         11/01/2030           15,035
                                                                                         -----------
                                                                                              61,170
                                                                                         -----------

----------------------------------------------------------------------------------------------------

                                                                      Portfolio of Investments  | 14

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

               SPECIALIZED CONSUMER SERVICES (0.5%)
$   6,705      Chicago Enterprise Zone (LOC - RBS
                     Citizens, N.A.)                        4.00%        12/01/2032        $   6,705
   23,455      Saber Management, LLC (LOC - RBS
                     Citizens, N.A.)                        4.00          8/01/2056           23,455
                                                                                         -----------
                                                                                              30,160
                                                                                         -----------
               SPECIALTY STORES (0.5%)
   23,050      Cooperative District of the City of
                     Prattville (LOC - Regions Bank)        3.00          6/01/2026           23,050
    6,175      D&H Enterprises of Ohio, LLC (LOC -
                     National City Bank)                    2.22         12/01/2025            6,175
                                                                                         -----------
                                                                                              29,225
                                                                                         -----------
               STEEL (0.2%)
    7,795      Klein Steel Services, Inc. (LOC -
                     Manufacturers & Traders Trust Co.)     1.53          8/01/2025            7,795
    3,665      Metaltec Steel Abrasive Co. (LOC -
                     Comerica Bank, N.A.) (d)               2.39         11/01/2034            3,665
    2,500      Mississippi Business Finance Corp. (LOC -
                     Federal Home Loan Bank of Dallas)      1.00          7/01/2020            2,500
                                                                                         -----------
                                                                                              13,960
                                                                                         -----------
               TECHNOLOGY DISTRIBUTORS (0.1%)
    7,905      Fresno Leasing, LLC (LOC - Manufacturers
                     & Traders Trust Co.)                   1.57         11/17/2030            7,905
                                                                                         -----------
               TEXTILES (0.1%)
    4,220      Superior Health Linens, Inc. & Superior
                     Health Textiles Properties, LLP
                     (LOC - Associated Bank, N.A.)          2.00         12/01/2024            4,220
                                                                                         -----------
               TIRES & RUBBER (0.0%)
    2,505      West  Virginia EDA (LOC - JPMorgan Chase
                     Bank, N.A.)                            1.63         12/01/2015            2,505
                                                                                         -----------
               TOLL ROADS (1.1%)
   64,470      Triborough Bridge and Tunnel Auth. (LOC -
                     Bayerische Landesbank)                 0.55          1/01/2032           64,470
                                                                                         -----------
               TRUCKING (0.3%)
   15,390      Iowa 80 Group Inc. (LOC - Wells Fargo
                     Bank, N.A.)                            2.00          6/01/2016           15,390
                                                                                         -----------
               WATER UTILITIES (0.2%)
   14,100      Basic Water Co., LLC (LOC - U.S. Bank,
                     N.A.)                                  1.25          8/01/2024           14,100
                                                                                         -----------
               WATER/SEWER UTILITY (0.6%)
    7,575      Harrisburg Auth. (LIQ)(INS)                  3.75          7/15/2029            7,575
   14,100      Hesperia Public Financing Auth. (LOC -
                     Bank of America, N.A.)                 0.85          6/01/2026           14,100
    3,141      Kern Water Bank Auth. (LOC - Wells Fargo
                     Bank, N.A.)                            1.00          7/01/2028            3,141
    8,320      Olivenhain Municipal Water District (LOC
                     - Bank of America, N.A.)               0.85          6/01/2022            8,320
                                                                                         -----------
                                                                                              33,136
                                                                                         -----------
               Total Variable-Rate Demand Notes (cost: $4,476,827)                         4,476,827
                                                                                         -----------

----------------------------------------------------------------------------------------------------

15  |  USAA Money Market Fund

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                     COUPON OR                           VALUE
(000)          SECURITY                                DISCOUNT RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------

               ADJUSTABLE-RATE NOTES (1.7%)

               CONSUMER FINANCE (1.7%)
$  35,000      American Honda Finance Corp.  (a)            1.36%         5/05/2009        $  35,000
   40,000      American Honda Finance Corp.  (a)            1.29          7/08/2009           40,000
   30,000      American Honda Finance Corp.  (a)            1.46          9/18/2009           30,000
                                                                                         -----------
                                                                                             105,000
                                                                                         -----------
               Total Adjustable-Rate Notes (cost: $105,000)                                  105,000
                                                                                         -----------


               TOTAL INVESTMENTS (COST: $6,039,696)                                     $  6,039,696
                                                                                         ===========

----------------------------------------------------------------------------------------------------

                                                                      Portfolio of Investments  | 16

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO
OF INVESTMENTS

April 30, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

--------------------------------------------------------------------------------

17  |  Notes to Portfolio of Investments

--------------------------------------------------------------------------------

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's assets as of April 30, 2009:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                      SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $            -
Level 2 - Other Significant Observable Inputs                      6,039,696,000
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
TOTAL                                                             $6,039,696,000
--------------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. GUARANTEE PROGRAM - On April 10, 2009, the Trust's Board of Trustees approved the continuation of the Fund's participation in the U.S. Department of the Treasury's (the U.S. Treasury) Temporary Guarantee Program for Money Market Funds (the Program) through September 18, 2009. Subject to certain terms and conditions, the Program provides coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008. If the Fund's NAV declines to below $0.995 after that date (Guarantee Event), the Program will provide coverage to Fund shareholders for up to $1 per share for the lesser of either the number of shares the shareholder held in the Fund at the close of business on that date or the number of shares the shareholder holds on the date that the Guarantee Event occurs. Fund shares acquired after September 19, 2008, generally are not covered under the Program. Additionally, shareholders not invested in the Fund on September 19, 2008, or shareholders who had a zero balance after September 19, 2008, will not be covered under the Program. As a requirement of continued participation in the Program, the Fund has agreed to liquidate within approximately 30 days if a Guarantee Event occurs. Participation in the Program does not guarantee a $1 NAV upon redemption or liquidation of shares. The amount of coverage is dependent on the availability of assets in the Exchange Stabilization Fund as determined by the U.S. Treasury. The Fund will be responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the term of the Program (September 19, 2008 through September 18, 2009) is 0.04% of the number of shares outstanding of the Fund as of September 19, 2008.

--------------------------------------------------------------------------------

                                                    USAA Money Market Fund  | 18

--------------------------------------------------------------------------------

E. As of April 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $6,043,491,000 at April 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABS            Asset-Backed Financing
EDA            Economic Development Authority
EDC            Economic Development Corp.
ESOP           Employee Stock Ownership Plan
IDA            Industrial Development Authority/Agency
IDB            Industrial Development Board
IDC            Industrial Development Corp.


CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be

--------------------------------------------------------------------------------

19  |  Notes to Portfolio of Investments

--------------------------------------------------------------------------------


provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Sempra Energy.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Branch Banking & Trust Co., Citigroup, Inc., Comerica Bank, N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A., Key Bank, N.A., PNC Bank, N.A., U.S. Bank, N.A., Wachovia Bank, N.A., or Wells Fargo Bank, N.A.

(INS) Principal and interest payments are insured by: Assured Guaranty Corp., Berkshire Hathaway Assurance Corp., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.


SPECIFIC NOTES
(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) At April 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

--------------------------------------------------------------------------------

                                                    USAA Money Market Fund  | 20

--------------------------------------------------------------------------------

(d) At April 30, 2009, the aggregate market value of securities purchased on a delayed-delivery basis was $18,665,000.



--------------------------------------------------------------------------------

21  |  Notes to Portfolio of Investments



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/24/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.